Related Party Transactions - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Oct. 15, 2020	Sep. 18, 2020	Apr. 13, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 01, 2022	Jun. 08, 2021
Related Party Transactions Details [Line Items]
Fair market value per share				$ 3.39		$ 4.13	$ 2.24
CURA Foundation
Related Party Transactions Details [Line Items]
Contribution made				$ 0	$ 125	$ 500	$ 375
COTA, Inc
Related Party Transactions Details [Line Items]
Contribution made				0	149	149
Cryoport Systems, Inc
Related Party Transactions Details [Line Items]
Contribution made				20	$ 139	104	158
Sorrento Therapeutics Inc [Member]
Related Party Transactions Details [Line Items]
Contribution made				$ 1,800		$ 0
Legacy Celularity
Related Party Transactions Details [Line Items]
Warrants to purchase Class A common stock									13,281,386
Legacy Celularity | CV Star Loan | Class A Common Stock
Related Party Transactions Details [Line Items]
Warrants to purchase Class A common stock						3,320,346
Legacy Celularity | CV Star Loan
Related Party Transactions Details [Line Items]
Loan agreement										$ 5,000
Legacy Celularity | CV Star Loan | Class A Common Stock
Related Party Transactions Details [Line Items]
Number of shares holding						4,320,347
Consulting Agreement with Dr. Andrew Pecora
Related Party Transactions Details [Line Items]
Amount paid						$ 390	460
Consulting Agreement with Dr. Andrew Pecora | Legacy Celularity
Related Party Transactions Details [Line Items]
Payment for month			$ 20
Options Granted			153,718
Options vested			76,859
Options outstanding			76,859
Cash consideration per month	$ 20
Cash bonus	$ 50
Nonqualified stock option to purchase shares of common stock	153,718
Stock Purchase Agreement with a Director
Related Party Transactions Details [Line Items]
Options exercised		100,000
Exercise price of options		$ 0.21
Common stock repurchased		100,000
Fair market value per share		$ 2.56
Employment of an Immediate Family Member | Ms. Harini
Related Party Transactions Details [Line Items]
Part time base salary							38	$ 38
Full time base salary						$ 210
Employment of an Immediate Family Member | Mr. Pecora
Related Party Transactions Details [Line Items]
Base salary and bonus							$ 104